Government assistance	12 Months Ended
Dec. 31, 2021
Government Assistance [Abstract]
Government assistance
13.	Government assistance
During the year ended December 31, 2021, the Company recorded $402 (2020 – $860, 2019—nil) in government assistance resulting from the Canada Emergency Wage Subsidy. The funding has been recorded as a reduction of the related salary expenditures within general and administrative expenses for the year ended December 31, 2021. As at December 31, 2021, no government assistance is recorded in accounts receivable ( 2020—$85).